Changes in Capital Accounts, Preferred Stock (Details) $ / shares in Units, $ in Thousands											12 Months Ended
	Mar. 01, 2023 USD ($) $ / shares	Jan. 26, 2023 USD ($) $ / shares	Jan. 25, 2023 USD ($)	Jan. 20, 2023 USD ($)	Jan. 19, 2023 USD ($)	Jan. 13, 2023 USD ($)	Jan. 12, 2023 USD ($)	Jan. 11, 2023 USD ($)	Dec. 12, 2022 USD ($)	Jan. 27, 2022 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares Class shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Oct. 17, 2022 USD ($)	Dec. 31, 2021 $ / shares shares
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares) | shares											25,000,000	25,000,000
Preferred stock, par value (in dollars per share) | $ / shares											$ 0.01	$ 0.01
Common stock, number of shares tendered for exchange (in shares) | shares										188,974
Payment of dividends on preferred shares											$ 1,833	$ 1,889	$ 941
Deemed dividend to aggregate measurement of down round feature											$ 0	$ 9,809	$ 5,930
Common Stock [Member]
Preferred Stock [Abstract]
Series C preferred shares exchanged for common shares (in shares) | shares											82,482	225,447
Series A Preferred Shares [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares) | shares											1,250,000
Series B Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares) | shares											1,200,000
Preferred stock, par value (in dollars per share) | $ / shares													$ 0.01
Preferred stock, shares issued (in shares) | shares											50,726	50,726
Preferred stock, shares outstanding (in shares) | shares											50,726	50,726
Liquidation preference											$ 1,268	$ 1,268
Dividend rate percentage											4.00%	4.00%
Number of trading days used to calculate volume-weighted average price of common stock											10 days
Conversion price per share (in dollars per share) | $ / shares															$ 7.5
Preferred stock, fixed liquidation preference per share (in dollars per share) | $ / shares															25
Preferred stock, redemption period											15 months
Preferred stock, redemption price per share (in dollars per share) | $ / shares															$ 25
Payment of dividends on preferred shares											$ 52	$ 55
Dividends paid per share (in dollars per share) | $ / shares											$ 1	$ 1
Accrued dividends payable											$ 2	$ 2
Preferred stock, cash conversion price														$ 4,930
Series B Preferred Shares converted into Series C Preferred Shares (in shares) | shares												85,535
Fair value of preferred stock										$ 18,030
Preferred stock, excess value of shares over fair value of shares exchanged											$ 9,271
Preferred stock, per share excess value of shares over fair value of shares exchanged (in dollars per share) | $ / shares											$ 11.68
Series B Preferred Stock [Member] | Cost of Equity [Member]
Preferred Stock [Abstract]
Measurement input											0.1107
Series B Preferred Stock [Member] | Expected Volatility [Member]
Preferred Stock [Abstract]
Measurement input											0.77
Series B Preferred Stock [Member] | Risk Free Rate [Member]
Preferred Stock [Abstract]
Measurement input											0.0166
Series B Preferred Stock [Member] | Treasury Yield [Member]
Preferred Stock [Abstract]
Measurement input											5 years
Series B Preferred Stock [Member] | Common Stock [Member]
Preferred Stock [Abstract]
Measurement input | $ / shares											3.09
Series B Preferred Stock [Member] | Level 1 [Member]
Preferred Stock [Abstract]
Fair value of common shares exchanged											$ 8,759
Series B Preferred Stock [Member] | Non-Recurring Basis [Member] | Level 3 [Member]
Preferred Stock [Abstract]
Fair value of preferred stock										$ 18,030
Series B Preferred Stock [Member] | Related Party [Member] | Mango [Member]
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares) | shares											0	0
Payment of dividends on preferred shares													$ 411
Series B Preferred Stock [Member] | Related Party [Member] | Andreas Michalopoulos [Member]
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares) | shares											0	0
Series C Preferred Stock [Member]
Preferred Stock [Abstract]
Preferred stock, shares authorized (in shares) | shares											1,587,314
Preferred stock, shares issued (in shares) | shares											1,423,912	1,428,372
Preferred stock, shares outstanding (in shares) | shares											1,423,912	1,428,372
Liquidation preference											$ 35,598	$ 35,709
Dividend rate percentage											5.00%	5.00%
Number of trading days used to calculate volume-weighted average price of common stock											10 days
Conversion price per share (in dollars per share) | $ / shares	$ 1.36	$ 2.6									$ 0.5
Number of shares issued upon conversion (in shares) | shares															2
Preferred stock, fixed liquidation preference per share (in dollars per share) | $ / shares											$ 25
Preferred stock, redemption period											15 months
Preferred stock, redemption price per share (in dollars per share) | $ / shares											$ 25
Common stock, number of shares tendered for exchange (in shares) | shares											4,460	12,224
Payment of dividends on preferred shares											$ 1,781	$ 1,834
Dividends paid per share (in dollars per share) | $ / shares											$ 1.25	$ 1.25
Accrued dividends payable											$ 84	$ 74
Preferred stock, cash conversion price														4,930
Multiplier used to determine number of votes											10
Number of voting classes | Class											1
Period after date of original issuance that shares can be converted to common shares											6 months
Series C Preferred Shares issued upon conversion of Series B Preferred Shares (in shares) | shares												171,070
Maximum percentage of authorized preferred shares outstanding for mandatory conversion											25.00%
Percentage of common stock conversion price											130.00%
Maximum percentage of authorized preferred shares outstanding for redemption in shares of common stock											25.00%
Fair value of preferred stock														26,809
Preferred stock, excess value of shares over fair value of shares exchanged											$ 6,944
Preferred stock, per share excess value of shares over fair value of shares exchanged (in dollars per share) | $ / shares											$ 5.28
Deemed dividend to aggregate measurement of down round feature	$ 5,391	$ 171	$ 1,486	$ 486	$ 250	$ 39	$ 447	$ 1,539	$ 5,930			$ 9,809
Series C Preferred Stock [Member] | Cost of Equity [Member]
Preferred Stock [Abstract]
Measurement input											0.1038
Series C Preferred Stock [Member] | Expected Volatility [Member]
Preferred Stock [Abstract]
Measurement input											0.89
Series C Preferred Stock [Member] | Risk Free Rate [Member]
Preferred Stock [Abstract]
Measurement input											0.0423
Series C Preferred Stock [Member] | Treasury Yield [Member]
Preferred Stock [Abstract]
Measurement input											5 years
Series C Preferred Stock [Member] | Common Stock [Member]
Preferred Stock [Abstract]
Measurement input | $ / shares											0.31
Series C Preferred Stock [Member] | Expected Life [Member]
Preferred Stock [Abstract]
Conversion term											4 years
Series C Preferred Stock [Member] | Level 1 [Member]
Preferred Stock [Abstract]
Fair value of common shares exchanged											$ 14,935
Series C Preferred Stock [Member] | Non-Recurring Basis [Member] | Level 3 [Member]
Preferred Stock [Abstract]
Fair value of preferred stock														$ 26,809
Series C Preferred Stock [Member] | Minimum [Member]
Preferred Stock [Abstract]
Conversion price per share (in dollars per share) | $ / shares											$ 0.5
Series C Preferred Stock [Member] | Minimum [Member] | Expected Life [Member]
Preferred Stock [Abstract]
Conversion term											1 year
Series C Preferred Stock [Member] | Minimum [Member] | Level 3 [Member] | Expected Volatility [Member]
Preferred Stock [Abstract]
Measurement input											0.8683
Series C Preferred Stock [Member] | Maximum [Member] | Expected Life [Member]
Preferred Stock [Abstract]
Conversion term											5 years
Series C Preferred Stock [Member] | Maximum [Member] | Level 3 [Member] | Expected Volatility [Member]
Preferred Stock [Abstract]
Measurement input											1.1814
Series C Preferred Stock [Member] | Related Party [Member] | Mango [Member]
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares) | shares											1,314,792	1,314,792
Payment of dividends on preferred shares											$ 1,643	$ 1,643	411
Accrued dividends payable											$ 77	$ 64	$ 82
Series C Preferred Stock [Member] | Related Party [Member] | Andreas Michalopoulos [Member]
Preferred Stock [Abstract]
Preferred stock, shares outstanding (in shares) | shares											56,342	56,342